Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense from continuing operations	$ 24,538	$ 50,748	$ 49,075	$ 101,496	$ 202,992	$ 270,894
Amortization expense from discontinued operations					0	84,219
Impairment loss from continuing operations					$ 750,000	$ 0